Share Repurchase Program (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Share Repurchase Program [Abstract]
Authorized share repurchased program amount	$ 100,000,000
Repurchased shares (in shares)		1,217,100
Cost of repurchased shares		17,613,000
Amount available under the share repurchase program	$ 82,400,000